Other capital reserve (Details Narrative) ₨ / shares in Units, ₨ in Thousands			12 Months Ended
	Dec. 16, 2017	Dec. 16, 2016 shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2019 INR (₨) shares ₨ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2018 shares	Dec. 31, 2016 shares
Share plan 2006 and india share plan 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement				458,912	652,580	219,986	219,986
Weighted average remaining contractual life of outstanding share options			3 years 3 months 14 days	2 years 2 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 328.12	₨ 304.92		₨ 318.33
Expense from share-based payment transactions with employees | ₨					₨ 24
Number of share options granted in share-based payment arrangement
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						219,986	219,986
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 408.93
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 294.43			₨ 317.38
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares							₨ 396.73
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | Share Plan 2006 And India Share Plan 2006 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Shares To Vest Upon Certain Criteria			50.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | 2015 Milestones [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Shares To Vest Upon Certain Criteria			25.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member] | 2016 Milestones [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Shares To Vest Upon Certain Criteria			25.00%
Restricted Stock Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			2,417,338
Number of other equity instruments outstanding in share-based payment arrangement				271,780	280,886	1,222,271	1,222,271
Restricted Stock Unit Plan [member] | Business combinations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement
[custom:IfrsStockIssuedDuringPeriodSharesTreasuryStockReissued]		74,458
Number of other equity instruments outstanding in share-based payment arrangement
Restricted Stock Unit Plan [member] | Ifrs Restricted Stock Units Rsus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | ₨					₨ 103,110
Restricted Stock Unit Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Business combinations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		2,000,000
[custom:IfrsShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod]	2 years
Restricted Stock Unit Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Modified Vesting Conditions [member] | Business combinations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement								1,925,542
Stock Option and Incentive Plan 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			5 years 11 months 23 days	3 years 3 months 29 days
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares									8,943,801
Expense from share-based payment transactions with employees | ₨			₨ 10,987	₨ 2,309	₨ 19,891
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 414.65			₨ 146.28
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 753.90			₨ 731.40
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Vesting Schedule One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						197,749	197,749
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Vesting Schedule Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						140,000	140,000
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Vesting Schedule Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						21,769	21,769
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Vesting Schedule four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						7,500	7,500
Stock Option and Incentive Plan 2016 [member] | Employee Stock Option [member] | Vesting Schedule Five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement						466,100	466,100
2016 Stock Option and Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement				235,247	312,629	681,227	681,227
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares				₨ 640.98	₨ 601.01		₨ 293.23
Number of share options granted in share-based payment arrangement			466,100
2016 Stock Option and Incentive Plan [member] | Employee Stock Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement				235,247		681,227	681,227
Number of share options granted in share-based payment arrangement			466,100
Restricted Stock Unit 2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | ₨			₨ 66,113	₨ 2,826	₨ 159,857
Weighted average remaining contractual life			2 years 5 months 12 days	6 months 3 days
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			2,417,338
Number of other equity instruments outstanding in share-based payment arrangement				271,780		1,222,271	1,222,271
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			87,879
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			7,277
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			20,000
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule Five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			479,336
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule Two Fully Vested Upon Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			4,300
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting Schedule Six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			5,000
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting schedule seven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			687,857
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting schedule eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			119,547
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting schedule nine [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			1,609,934
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting schedule nine [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:SharesPrice-0] | $ / shares						$ 10.00
Restricted Stock Unit 2016 Plan [member] | Ifrs Restricted Stock Units Rsus [member] | Vesting schedule nine [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:SharesPrice-0] | $ / shares						$ 1.80
Share based compensation equity instruments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares				1,844	1,844	1,844	1,844
[custom:SharesReservedForIssueUnderOptionsAndContractsForSaleOfSharesExercisePrice-0] | (per share)						$ 1	₨ 73.14
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares				1,316,765		1,316,765	1,316,765
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement				458,912